SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of subsidiaries [abstract]
Disclosure of interests in subsidiaries [text block]
The following tables contain summarized financial information of the Corporation, BFI, BFI II, BFL, BFL II, BF AUS, BF U.K., the US LLC Issuer, BIC and non-guarantor subsidiaries:

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2023 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$700	$77	$(6)	$—	$—	$—	$—	$2	$47	$25,856	$(3,008)	$23,668
Net income (loss) attributable to shareholders	81	(9)	(15)	—	—	—	—	—	(7)	2,080	(2,049)	81
Total assets	82,211	10,109	757	—	—	—	228	552	4,361	515,081	(150,165)	463,134
Total liabilities	37,610	8,600	754	2	—	—	1	548	3,569	302,691	(46,224)	307,551
Non-controlling interest – preferred equity	—	—	—	—	—	—	230	—	—	—	—	230

AS AT DEC. 31, 2022 AND FOR THE THREE MONTHS ENDED JUN. 30, 2022 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$196	$72	$—	$8	$—	$—	$—	$—	$38	$25,729	$(2,787)	$23,256
Net income (loss) attributable to shareholders	590	(88)	—	—	—	—	—	—	62	2,154	(2,128)	590
Total assets	71,514	9,769	740	16	—	—	232	—	4,170	492,799	(137,956)	441,284
Total liabilities	27,761	8,544	737	6	—	—	4	—	3,520	297,397	(38,576)	299,393
Non-controlling interest –preferred equity	—	—	—	—	—	—	230	—	—	—	—	230

FOR THE SIX MONTHS ENDED JUN. 30, 2023 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$1,285	$153	$3	$—	$—	$—	$4	$2	$93	$50,705	$(5,280)	$46,965
Net income (loss) attributable to shareholders	201	(19)	(17)	—	—	—	4	—	2	3,499	(3,469)	201

FOR THE SIX MONTHS ENDED JUN. 30, 2022 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$254	$141	$—	$16	$—	$—	$9	$—	$75	$49,528	$(4,885)	$45,138
Net income (loss) attributable to shareholders	1,949	(89)	—	—	—	—	4	—	49	3,595	(3,559)	1,949
1.This column accounts for investments in all subsidiaries of the Corporation under the equity method.
2.This column accounts for investments in all subsidiaries of the Corporation other than BFI, BFI II, BFL, BFL II, BF AUS, BF U.K., the US LLC Issuer and BIC on a combined basis.
3.This column includes the necessary amounts to present the company on a consolidated basis.